Note 3 Contribution to consolidated group total assets entities by main activities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	[2]	Dec. 31, 2021
Contribution to Consolidated Group total assets [Line Items]
Assets	€ 775,558	€ 712,092	[1]	€ 662,885
Banking and other financial services [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	737,971	678,809		631,683
Insurance and pension and investment fund managing companies [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	34,520	30,066		29,657
Other non-financial services [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	€ 3,068	€ 3,217		€ 1,545

[1]	(1) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts as of that date (see Notes 1.3 and 2.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).